Note 8 - Loans Receivable, Net and Allowance for Credit Losses - Loan Portfolio Summarized by Past Due Status (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Loans		$ 541,565	$ 625,230
The 30 to 89 Days Delinquent [Member]
Loans		16,362	4,914
Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans		6,321	401
Financial Asset, Not Past Due [Member]
Loans		518,882	619,915
Real Estate Portfolio Segment [Member]
Loans		426,598	482,941
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Loans		25,927	22,885
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | The 30 to 89 Days Delinquent [Member]
Loans		209	136
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans		694	401
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Financial Asset, Not Past Due [Member]
Loans		25,024	22,348
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Loans		33,573	40,455
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | The 30 to 89 Days Delinquent [Member]
Loans		569	256
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans		0	0
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Financial Asset, Not Past Due [Member]
Loans		33,004	40,199
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Loans		45,412	46,680
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | The 30 to 89 Days Delinquent [Member]
Loans		85	175
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans		0	0
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Financial Asset, Not Past Due [Member]
Loans		45,327	46,505
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member]
Loans		297,627	331,174
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | The 30 to 89 Days Delinquent [Member]
Loans		10,063	3,944
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans		1,686	0
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Financial Asset, Not Past Due [Member]
Loans		285,878	327,230
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans		18,320	35,585
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | The 30 to 89 Days Delinquent [Member]
Loans		4,528	0
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans		0	0
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Financial Asset, Not Past Due [Member]
Loans		13,792	35,585
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Loans		5,739	6,162
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | The 30 to 89 Days Delinquent [Member]
Loans		35	403
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans		0	0
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Financial Asset, Not Past Due [Member]
Loans		5,704	5,759
Commercial Portfolio Segment [Member]
Loans	[1]	114,921	142,220
Commercial Portfolio Segment [Member] | The 30 to 89 Days Delinquent [Member]
Loans		873	0
Commercial Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans		3,941	0
Commercial Portfolio Segment [Member] | Financial Asset, Not Past Due [Member]
Loans		110,107	142,220
Consumer Portfolio Segment [Member]
Loans		46	69
Consumer Portfolio Segment [Member] | The 30 to 89 Days Delinquent [Member]
Loans		0	0
Consumer Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans		0	0
Consumer Portfolio Segment [Member] | Financial Asset, Not Past Due [Member]
Loans		$ 46	$ 69

[1]	Includes $163,000 and $214,000 of PPP loans at March 31, 2023 and December 31, 2022, respectively.